Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 02, 2022
Entity Registrant Name	The Duckhorn Portfolio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40240
Entity Tax Identification Number	81-3866305
Entity Address, Address Line One	1201 Dowdell Lane
Entity Address, City or Town	Saint Helena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94574
City Area Code	(707)
Local Phone Number	302-2658
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NAPA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001835256
Amendment Flag	false